EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) per Share
The following table sets forth the computation of basic and diluted net earnings  (loss) per share:

	Year ended December 31,
	2012	2011	2010

Numerator:
Net income (loss)	$(6,738)	$8,809	$(5,678)
Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	31,959,921	25,047,771	22,831,014
Dilutive effect: stock options	-	2,024,101	-
Total weighted average number of shares used in computing diluted net earnings per share	31,959,921	27,071,872	22,831,014
Basic net earnings (loss) per share	$(0.21)	$0.35	$(0.25)
Diluted net earnings (loss) per share	$(0.21)	$0.33	$(0.25)